Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Flexible Bond Portfolio

Supplement dated December 3, 2019

to Currently Effective Prospectuses

In connection with the appointment of Greg Wilensky, CFA, as Head of U.S. Fixed Income of Janus Capital Management LLC (“Janus Capital”) effective January 29, 2020, and the departures of Darrell Watters and Mayur Saigal, the prospectuses for Janus Henderson Balanced Portfolio and Janus Henderson Flexible Bond Portfolio (each, a “Portfolio” and together, the “Portfolios”) are amended as reflected below.

Effective on or about December 3, 2019, the prospectuses for Janus Henderson Balanced Portfolio are amended as follows:

1.	Under “Management” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Jeremiah Buckley, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since December, 2015. Michael Keough is Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2019. Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005. Mayur Saigal is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015.

2.	Under “Investment Personnel” in the Management of the Portfolios section of the Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Balanced Portfolio

Co-Portfolio Managers Jeremiah Buckley, Michael Keough, Marc Pinto, Mayur Saigal, and Darrell Watters are responsible for the day-to-day management of the Portfolio. Messrs. Keough, Saigal, and Watters focus on the fixed-income portion of the Portfolio. Messrs. Buckley and Pinto focus on the equity portion of the Portfolio.

3.	Under “Investment Personnel” in the Management of the Portfolios section of the Portfolio’s prospectuses, the following paragraph is added after the second paragraph:

Michael Keough is Co-Portfolio Manager of Janus Henderson Balanced Portfolio, which he has co-managed since December 2019. Mr. Keough is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2007 as an analyst. Mr. Keough holds a Bachelor’s degree in Business/Management from the United States Air Force Academy.

Effective on or about December 31, 2019, all references to Darrell Watters are deleted from the Portfolios’ prospectuses.

Effective on or about February 1, 2020, the Portfolios’ prospectuses are amended as follows:

4.	Under “Management” in the Portfolio Summary section of Janus Henderson Flexible Bond Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Michael Keough is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015. Greg Wilensky, CFA, is Co-Portfolio Manager of the Portfolio, which he has co-managed since February 2020.

5.	Under “Management” in the Portfolio Summary section of Janus Henderson Balanced Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Jeremiah Buckley, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since December, 2015. Michael Keough is Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2019. Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005. Greg Wilensky, CFA, is Co-Portfolio Manager of the Portfolio, which he has co-managed since February 2020.

6.	Under “Investment Personnel” in the Management of the Portfolios section of the Portfolios’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Flexible Bond Portfolio

Co-Portfolio Managers Michael Keough and Greg Wilensky are responsible for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

7.

Under “Investment Personnel” in the Management of the Portfolios section of the Portfolios’ prospectuses, the following paragraph is added after the last paragraph under “Janus Henderson Flexible Bond Portfolio”:

Greg Wilensky, CFA, is Co-Portfolio Manager of Janus Henderson Flexible Bond Portfolio, which he has co-managed since February 2020. Mr. Wilensky is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2020 as Head of U.S. Fixed Income. Prior to joining Janus Capital, Mr. Wilensky was Director and Lead Portfolio Manager of the U.S. Multi-Sector Fixed Income team at Alliance Bernstein since 2007. Mr. Wilensky holds a Bachelor’s of Science degree in Business Administration from Washington University and a Master’s degree in Business Administration from the University of Chicago. Mr. Wilensky holds the Chartered Financial Analyst designation.

8.	Under “Investment Personnel” in the Management of the Portfolios section of the Portfolios’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Balanced Portfolio

Co-Portfolio Managers Jeremiah Buckley, Michael Keough, Marc Pinto, and Greg Wilensky are responsible for the day-to-day management of the Portfolio. Messrs. Keough and Wilensky focus on the fixed-income portion of the Portfolio. Messrs. Buckley and Pinto focus on the equity portion of the Portfolio.

9.

Under “Investment Personnel” in the Management of the Portfolios section of the Portfolios’ prospectuses, the following paragraph is added after the last paragraph under “Janus Henderson Balanced Portfolio”:

Greg Wilensky, CFA, is Co-Portfolio Manager of Janus Henderson Balanced Portfolio, which he has co-managed since February 2020. Mr. Wilensky is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in January 2020 as Head of U.S. Fixed Income. Prior to joining Janus Capital, Mr. Wilensky was Director and Lead Portfolio Manager of the U.S. Multi-Sector Fixed Income team at Alliance Bernstein since 2007. Mr. Wilensky holds a Bachelor’s of Science degree in Business Administration from Washington University and a Master’s degree in Business Administration from the University of Chicago. Mr. Wilensky holds the Chartered Financial Analyst designation.

Effective on or about February 1, 2020, all references to Mayur Saigal are deleted from the Portfolios’ prospectuses. Mr. Saigal intends to remain at Janus Capital until June 30, 2020 to assist in transitioning the Portfolios.

Please retain this Supplement with your records.

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